Pensions and post-retirement benefits - Narrative (Details) £ in Millions			12 Months Ended
	Sep. 30, 2022	Jun. 12, 2020 GBP (£)	Dec. 31, 2021 GBP (£) tranche director		Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Mar. 31, 2022 GBP (£)	Sep. 30, 2021 GBP (£)	Sep. 30, 2020 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			£ 58		£ 53
Retirement benefit assets			3,879	[1]	1,814
Surplus (deficit) in plan			(3,633)		(1,582)
Notional contract amount			47,412,915		42,625,605
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income			47,601	[2]	53,367	£ 67,743
Past service cost			0		(4)
Forecast
Disclosure of net defined benefit liability (asset) [line items]
Reasonably possible decrease in capital ratio	0.65%
Forecast | Disclosure of post year end balances
Disclosure of net defined benefit liability (asset) [line items]
Reasonably possible decrease in capital ratio	0.65%
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			240		232
Past service cost			£ 0		£ (4)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets			100.00%		100.00%
Fair value of plan assets | Investment funds and trusts
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets			0.00%		0.00%
Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets			0.20%		0.40%
Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Retirement benefit assets			£ 3,825	[3]	£ 1,812
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income			41,544	[4]	47,254	£ 62,915
Barclays Bank PLC | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets			0		0
Bonds			£ 0		0
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director			6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director			3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director			3
UK | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount			£ 1,250		1,250
Maturity period			5 years
Number of Tranches | tranche			3
UK | The senior notes | Total loans and advances at amortised cost | Heron Issuer Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount			£ 500
UK | The senior notes | Total loans and advances at amortised cost | Heron Issuer Number 2 Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount			750
UK | Over one year but not more than two years | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income			250
UK | Two to three years | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income			750
UK | Three to four years | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income			250
UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			240
UKRF | UK | Barclays Bank UK PLC
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			90
UKRF | UK | Barclays Execution Services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			92
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value			£ 821		866
Pension defined benefit plans | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations			97.00%
Retirement benefit assets			£ 3,819		1,807
Benefits paid			1,268		1,370
Transfers out of the fund and contribution refunds			£ 419		£ 520
% of total fair value of scheme assets			100.00%		100.00%
Surplus (deficit) in plan			£ (3,819)		£ (1,807)			£ (600)
Deficit reduction contribution			700
Estimate of contributions expected to be paid to plan for next annual reporting period			£ 352		£ 783
Pension defined benefit plans | UKRF | UK | Disclosure of post year end balances
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan							£ (4,400)	(600)
Pension defined benefit plans | UKRF | UK | 30 September 2020 valuation
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan								£ (600)
Pension defined benefit plans | UKRF | UK | 30 September 2019 valuation
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan									£ 900
Pension defined benefit plans | UKRF | UK | Investment funds and trusts
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets			0.00%		0.00%
Pension defined benefit plans | UKRF | UK | Other
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets			0.00%		0.20%
Pension defined benefit plans | UKRF | UK | Swaps
Disclosure of net defined benefit liability (asset) [line items]
Retirement benefit assets					£ 5,000
Pension defined benefit plans | UKRF | UK | Key UKRF financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption For Future Inflation Increase (Decrease)			0.20%
Future mortality improvement percentage			1.50%
Pension defined benefit plans | UKRF | UK | Over one year but not more than two years | 30 September 2019 valuation | Forecast
Disclosure of net defined benefit liability (asset) [line items]
Deficit reduction contribution			£ 294
Pension defined benefit plans | UKRF | UK | Two to three years | 30 September 2019 valuation | Forecast
Disclosure of net defined benefit liability (asset) [line items]
Deficit reduction contribution			286
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			£ 225		£ 217
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF			16 years		17 years
Past service cost			£ 0		£ 0
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid			25.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid			30.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid			25.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | Bottom of range
Disclosure of net defined benefit liability (asset) [line items]
Duration of expected benefits are projected to be paid out			50 years
Pension defined benefit plans | UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
% fair value of scheme assets invested in liability driven investment strategies			45.00%
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool			£ 9,000
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC | Bottom of range
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool			100.00%
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC | The senior notes | Heron Issuer Limited
Disclosure of net defined benefit liability (asset) [line items]
Regulatory capital impact		£ 700
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value			£ 154		157
Defined contribution schemes | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period			6		9
Defined contribution schemes | BPSP | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period			£ 42		£ 47

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.